SHARE CAPITAL (Schedule of Warrant Activity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	$ 136	$ 165
Warrants [Member]
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	25	1
Series A Warrants [Member]
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	39	5
Private Placement [Member]
Stockholders' Equity [Line Items]
Warrants related to share purchase agreements	$ 72	$ 159